COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
TKB CRITICAL TECHNOLOGIES 1
Subsidiary, Sale of Stock [Line Items]
COMMITMENTS AND CONTINGENCIES
NOTE 8. COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants, warrants that may be issued upon conversion of Working Capital Loans and forward purchase securities that may be issued pursuant to the Forward Purchase Agreements (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants, forward purchase warrants and warrants that may be issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement that was signed on the effective date of the IPO, requiring the Company to register such securities for resale. The holders of these securities are entitled to make up to three demands, excluding short-form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of the IPO to purchase up to 3,000,000 additional Units to cover over-allotments at the IPO price less the underwriting discount. On October 29, 2021, the underwriters exercised the over-allotment option in full, generating an additional $30,000,000 in gross proceeds. As a result of the over-allotment being exercised in full, the Sponsor did not forfeit any Founder Shares back to the Company. The underwriters were paid a cash-underwriting discount of $3,850,000 in the aggregate at the closing of the IPO. In addition, $0.35 per Unit, or $8,050,000, and $750,000 of deferred underwriting commissions ($8,800,000 in the aggregate) is payable to the underwriters for deferred underwriting commissions. The deferred fee is payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Broker Dealer Agreement
The Company entered into seven broker dealer agreements through December 31, 2022, for the purposes of identifying a target company (the “Target”) in connection with the Business Combination.
With respect to five of the seven broker dealer agreements, the broker dealer (the “Finder”) will identify potential Targets that have not already been identified by the Company. In the event that the Company already knows the Target, the Company will inform the Finder and the agreement will be terminated. However, the Company may enter into another agreement with the Finder for a known Target if the Company believes the Finder can add substantial value with respect to the pursuit of the known Target. The Finder will act exclusively for the Company with respect to all activities related to the pursuit of a Target, once identified. If the Company consummates a Business Combination with the Target, the Company will pay the Finder a base success fee of $350,000 or, in lieu of the base success fee an introduction fee, if, in addition to first identifying a Target, the Finder also provides the Company an introduction to a pre-existing relationship with a person that ultimately serves as a member of the Target’s Board of Directors or senior executive management. The introduction fee will be $1,000,000 if the Target has initiated a competitive process with respect to a strategic alternative or 0.5% of the pre-money equity value of the Target if the Target has not initiated a competitive process with respect to a strategic alternative. Payment to the Finder is dependent upon the closing of a Business Combination.
On September 9, 2022, the Company entered into its sixth broker dealer agreement for the purposes of identifying a Target in connection with the Business Combination, pursuant to which the Finder will identify potential Targets that have not already been identified by the Company. Upon the closing of a Business Combination between the Company and a Target introduced to the Company by the Finder, the Finder will be entitled to a commission fee equal to one percent (1.0%) of the pre-money valuation of the Target as stated in the Agreement and Plan of Merger to entered into by the Company and the Target.
On September 28, 2022, the Company entered into its seventh broker dealer agreement for the purposes of identifying a Target in connection with the Business Combination. The Finder will identify potential Targets that have not already been identified by the Company. In connection with Business Combination, the Finder will be entitled to a commission fee equal to $1,000,000 or 100,000 Founder Shares currently held by the Sponsor. Payment to the Finder is dependent upon the closing of a Business Combination.
As of December 31, 2022, the Company did not accrue any amounts related to any broker dealer agreements.
Consulting Agreements
The Company entered into nineteen consulting agreements through December 31, 2022.
With respect to seventeen of the nineteen consulting agreements, during the term of each agreement, the consultant (“Consultant”) will advise the Company concerning matters related to qualifying Business Combinations, including services such as valuation, diligence and general advice with respect to the business, operations and financial conditions of any such counterparty to a qualifying Business Combination. Upon closing of an initial Business Combination, the Company will pay the Consultant a base fee of $350,000. In lieu of, and not in addition to the base fee, the Company will pay a bonus fee of $1,000,000 if the Company and the Consultant mutually determine and agree that the Consultant will provide advice or services that are of a different kind than those contemplated in the agreement. In lieu of and not in addition to the base fee and bonus fee, the Company will pay to the Consultant an additional fee equal to 0.5% of the pre-money equity value of the Target if the Company and the Consultant mutually determine and agree that the Consultant provided, or will provide, material support in connection with the evaluation, negotiation, execution or marketing of an initial Business Combination that is ultimately consummated by the Company. Payment to the Consultant is dependent upon the closing of an initial Business Combination.
On August 3, 2022, the company entered into a consulting agreement. During the term of this agreement, the Consultant will advise the Company concerning matters related to qualifying Business Combinations, including services such as valuation, diligence and general advice with respect to the business, operations and financial conditions of any such counterparty to a qualifying Business Combination. As consideration for the services performed by the Consultant during the term of the agreement, upon the closing of an initial Business Combination, the Company shall pay to the Consultant a fee equal to one percent (1%) of the pre-money equity value of the Target, as stated in the Agreement and Plan of Merger executed between the Company and the Target (which such pre-money equity value shall be determined in a manner consistent with disclosures set forth in the proxy statement/prospectus filed in connection with such initial Business Combination). Payment to the Consultant is dependent upon the closing of an initial Business Combination.
On October 25, 2022, the Company entered into a consulting agreement. During the term of this agreement, the consultant (“Consultant”) will advise the Company concerning matters related to qualifying Business Combinations, including services such as valuation, diligence and general advice with respect to the business, operations and financial conditions of any such counterparty to a qualifying Business Combination. In consideration for the services performed by the Consultant during the term, upon the closing of an initial business combination, the Company shall pay to the Consultant, in shares at close, 100,000 shares of the surviving entity.
As of December 31, 2022, no work has been performed related to any of the consulting agreements and thus the Company did not accrue any amounts related to these agreements.
Vendor Agreement
On August 26, 2021, the Company entered into an agreement with a vendor to provide services and support in connection with finding and completing a successful Business Combination. In connection with these services, the Company agreed to pay the vendor $250,000 per annum. It is also agreed that the vendor could earn up to 45,000 ordinary shares over the term of the agreement.
On August 16, 2022, the Company amended the agreement whereby it agreed to pay the vendor $125 per hour payable upon the completion of a successful Business Combination.
On October 7, 2022, the Company terminated the original agreement and entered into a new agreement with the vendor, pursuant to which the Company agreed to pay the vendor $125 per hour and the Sponsor assigned 23,883 Class B ordinary shares to the vendor, effective upon the completion of a successful Business Combination.
For the year ended December 31, 2022, the Company incurred $191,402 in fees for these services, of which $42,181 is included in accounts payable and accrued expenses in the accompanying balance sheet as of December 31, 2022.